Cover	Feb. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 29, 2024
Entity File Number	811-22902
Entity Registrant Name	First Trust New Opportunities MLP & Energy Fund
Entity Central Index Key	0001589420
Entity Tax Identification Number	30-0803117
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	120 East Liberty Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wheaton
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60187
City Area Code	630
Local Phone Number	765-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	FPL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false